Offerings	Nov. 13, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.200% Guaranteed Senior Notes due 2029
Amount Registered | shares	868,350,000
Maximum Aggregate Offering Price	$ 867,446,916.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 119,794.42
Offering Note	EUR750,000,000 aggregate principal amount of the 3.200% Guaranteed Senior Notes Due 2029 will be issued. The amount to be registered, maximum aggregate offering price and amount of registration fee are based on the November 7, 2025 euro/U.S. $ rate of exchange of EUR1.00/U.S.$1.1578, as published by the Board of Governors of the Federal Reserve System.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 3.200% Guaranteed Senior Notes due 2029
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Amcor plc, Amcor Finance (USA), Inc., Amcor Group Finance plc, Amcor International UK plc, Amcor Flexibles North America, Inc., Berry Global Group, Inc. and Berry Global, Inc. will each fully and unconditionally guarantee the 3.200% Guaranteed Senior Notes due 2029 issued by Amcor UK Finance plc. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended (the "Securities Act"), no separate fee is payable with respect to such guarantees.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.750% Guaranteed Senior Notes due 2033
Amount Registered | shares	868,350,000
Maximum Aggregate Offering Price	$ 865,970,721.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 119,590.56
Offering Note	EUR750,000,000 aggregate principal amount of the 3.750% Guaranteed Senior Notes Due 2033 will be issued. The amount to be registered, maximum aggregate offering price and amount of registration fee are based on the November 7, 2025 euro/U.S. $ rate of exchange of EUR1.00/U.S.$1.1578, as published by the Board of Governors of the Federal Reserve System.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 3.750% Guaranteed Senior Notes due 2033
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Amcor plc, Amcor Finance (USA), Inc., Amcor Group Finance plc, Amcor International UK plc, Amcor Flexibles North America, Inc., Berry Global Group, Inc. and Berry Global, Inc. will each fully and unconditionally guarantee the 3.750% Guaranteed Senior Notes due 2033 issued by Amcor UK Finance plc. Pursuant to Rule 457(n) under the Securities Act of 1933, no separate fee is payable with respect to such guarantees.